SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		May 31, 2026	May 31, 2025
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 4	$ 3
Inneova Engineering Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	[1],[2]	4
KDS Steel Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	[1],[3]		$ 3

[1]	The amounts are unsecured, interest-free and payable on demand.
[2]	Inneova Engineering Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng, who also owns 50% of E U Holdings, a 41.5% shareholder of the Company.
[3]	KDS Steel Pte Ltd is a company incorporated in Singapore and previously owned by E U Holdings Pte. Ltd. E U Holdings Pte. Ltd. divested KDS Steel Pte Ltd to a 3rd party company on July 22, 2025.